SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Current income tax expense	$ (756)	$ (970)
Deferred income tax (expense) recovery	(81)	475
Income tax (expense) recovery	$ (837)	$ (495)